Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

ClimateRock (the “Company”) is a Cayman Islands exempted company incorporated as a blank check company on December 6, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company focuses on opportunities in climate change, environment, renewable energy and emerging, clean technologies.

In order to affect a Business Combination, the Company owns subsidiary ClimateRock Holdings Limited, a Cayman Islands exempted company (“Holdings” or “Pubco”), and its subsidiary ClimateRock Merger Sub Limited, a Cayman Islands exempted company and a wholly-owned subsidiary of Pubco (“ Merger Sub”).

As of June 30, 2024, the Company had not yet commenced operations. All activity through June 30, 2024 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), which is described below, and post-offering activities in search for a target to consummate a Business Combination. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on April 27, 2022. On May 2, 2022, the Company consummated its Initial Public Offering of 7,875,000 units (“Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”) at $10.00 per Unit, including 375,000 Units that were issued pursuant to the underwriters’ partial exercise of their over-allotment option, generating gross proceeds of $78,750,000.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 3,762,500 warrants (“Private Placement Warrants”) at a price of $1.00 per warrant to the Company’s sponsor, U.N. SDG Support LLC, a Delaware limited liability company (“Sponsor”), generating gross proceeds of $3,762,500 (See Note 4).

Offering costs amounted to $5,093,930, consisting of $1,181,250 of underwriting fees, $2,362,500 of deferred underwriting commissions payable (which are held in the Trust Account as defined below), $946,169 of Representative Shares (See Note 6), and $604,011 of other offering costs. As described in Note 6, the $2,362,500 of deferred underwriting commissions payable is contingent upon the consummation of a Business Combination, subject to the terms of the underwriting agreement.

Upon the closing of the Initial Public Offering and Private Placement, $79,931,250 of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement was placed in a trust account (the “Trust Account”) and was invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended, or the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (c)(2), (c)(3) and (c)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

At June 30, 2024, the Company had $6,077 in cash held outside of the Trust Account. The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes and excluding the amount of any deferred underwriting discount held in trust) at the time the Company signs a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended, or the Investment Company Act.

The Company will provide holders of its Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (approximately $11.51 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6).

The Company initially had until 12 months from the closing of the Initial Public Offering to consummate an initial Business Combination. However, if the Company anticipated that it may not be able to consummate the initial Business Combination within 12 months, it may extend the period of time to consummate a Business Combination by two additional 3-month periods (for a total of up to 18 months) without submitting proposed extensions to its shareholders for approval or offering its Public Shareholders redemption rights in connection therewith. The Company’s sponsor or its affiliates or designees, upon five days advance notice prior to the applicable deadline, would have been required to deposit into the Trust Account $787,500 ($0.10 per share) on or prior to the date of the applicable deadline for each additional three month period. In connection with the extraordinary general meeting of shareholders held on April 27, 2023 (the “2023 EGM”), our amended and restated memorandum and articles of association was amended to remove this requirement. Instead, the sponsor has agreed to contribute to us as a loan of $75,000 for each calendar month (commencing on May 2, 2023 and ending on the 1st day of each subsequent month), or portion thereof, that is needed by us to complete an initial Business Combination from May 2, 2023 until May 2, 2024 (or such earlier date as determined by the board of directors in its sole discretion).

On April 27, 2023, the Company held the 2023 EGM and approved, among other things, an amendment to the Company’s amended and restated memorandum and articles of association to (i) extend the date by which the Company would be required to consummate a Business Combination from November 2, 2023 (assuming the Sponsor was to have effected and paid extensions as described in the definitive proxy statement as filed with U.S. Securities and Exchange Commission (the “SEC”) on April 11, 2023) to May 2, 2024 (or such earlier date as determined by the Company’s board of directors in its sole discretion) (the “Extension Amendment”) and (ii) to permit its board of directors, in its sole discretion, to elect to wind up the Company’s operations on, or on an earlier date than May 2, 2024 (including prior to May 2, 2023). In connection with the 2023 EGM, shareholders holding 5,297,862 shares of the Company’s ordinary shares exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, $55,265,334 (approximately $10.43 per share) was removed from the Trust Account to pay such holders. The redemption occurred on May 2, 2023.

On April 10, 2024, the Company received a deficiency letter from the Listing Qualifications Department (the “Staff”) of Nasdaq notifying the Company that the Company’s Public Share holders were below the 400 Public Holders minimum requirement for continued inclusion on The Nasdaq Global Market pursuant to Nasdaq Listing Rule 5450(a)(2) (the “Public Holders Requirement”). The notifications received have no immediate effect on the Company’s Nasdaq listing. The Nasdaq rules provide the Company 45 calendar days to submit a plan to regain compliance and a compliance period of up to 180 calendar days in which to evidence compliance. The Company submitted to the Staff a plan to regain compliance on time.

On April 19, 2024, the Company received a notice from Ms. Caroline Harding, an independent director of the Company, of her decision to resign as a member of the Company’s board of directors and all committees thereof, effective April 26, 2024. Ms. Harding has been an independent director of the Company for approximately 2 years since April 2022. The resignation of Ms. Harding is for personal reasons and does not result from any dispute with the Company.

On April 24, 2024, the Company received a notice from Mr. Randolph Sesson, Jr., an independent director of the Company, of his decision to resign as a member of the board of directors and all committees thereof, effective April 26, 2024. Mr. Sesson, Jr. has been an independent director of the Company for more than 2 years since the inception of the Company in December 2021. The resignation of Mr. Sesson, Jr. is for personal reasons and does not result from any dispute with the Company.

On April 29, 2024, the Company held an extraordinary general meeting in lieu of an annual meeting of shareholders (the “2024 EGM”) and approved, among other things, an amendment to the amended and restated memorandum and articles of association to (i) extend the date by which the Company would be required to consummate a Business Combination from May 2, 2024 to May 2, 2025 (or such earlier date as determined by the board of directors in its sole discretion) and (ii) to permit the Company’s board of directors, in its sole discretion, to elect to wind up operations on, or on an earlier date than May 2, 2025. In connection with the 2024 EGM, shareholders holding 111,915 shares of ordinary shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $1.27 million (approximately $11.37 per share) was removed from the Trust Account to pay such holders.

On May 20, 2024, the board of directors of the Company appointed Dariusz Sliwinski as a director, effective immediately. Mr. Sliwinski qualifies as an independent director and is appointed to serve as the chair of the audit committee and the member of the compensation committee and the nominating and corporate governance committee of the board of directors.

Going concern and management’s plan

As of June 30, 2024, the Company has a cash balance of $6,077 and a working capital deficit of $4,941,127. The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern one year from the issuance date of the consolidated financial statements. Prior to consummation of a Business Combination, the Company has the ability to secure additional funding from the Sponsor or other related parties. There is no assurance that the Company’s plans to consummate a Business Combination will be successful by May 2, 2025. The consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.

NOTE 1.    DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

ClimateRock (the “Company”) is a Cayman Islands exempted company incorporated as a blank check company on December 6, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses that the Company has not yet identified (“Business Combination”). Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company focuses on opportunities in climate change, environment, renewable energy and emerging, clean technologies.

In order to affect a business combination, the Company owns subsidiary ClimateRock Holdings Limited (“Holdings”), and its subsidiary ClimateRock Merger Sub Limited (“Merger Sub”).

At December 31, 2023, the Company had not yet commenced operations. All activity through December 31, 2023 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), which is described below, and post-offering activities in search for a target to consummate a Business Combination. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on April 27, 2022. On May 2, 2022, the Company consummated its Initial Public Offering of 7,875,000 units (“Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”) at $10.00 per Unit, including 375,000 Units that were issued pursuant to the underwriters’ partial exercise of their over-allotment option, generating gross proceeds of $78,750,000.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 3,762,500 warrants (“Private Placement Warrants”) at a price of $1.00 per warrant to the Company’s sponsor, U.N. SDG Support LLC, a Delaware limited liability company (“Sponsor”), generating gross proceeds of $3,762,500 (see Note 4).

Offering costs amounted to $5,093,930, consisting of $1,181,250 of underwriting fees, $2,362,500 of deferred underwriting commissions payable (which are held in the Trust Account as defined below), $946,169 of Representative Shares (see Note 6), and $604,011 of other offering costs. As described in Note 6, the $2,362,500 of deferred underwriting commissions payable is contingent upon the consummation of a Business Combination, subject to the terms of the underwriting agreement.

Upon the closing of the Initial Public Offering and Private Placement, $79,931,250 of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement was placed in a trust account (the “Trust Account”) and will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended, or the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (c)(2), (c)(3) and (c)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

At December 31, 2023, the Company had $57,290 in cash held outside of the Trust Account. The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes and excluding the amount of any deferred underwriting discount held in trust) at the time the Company signs a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended, or the Investment Company Act.

The Company will provide holders of its Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (approximately $11.06 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to public shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6).

The Company initially had until 12 months from the closing of the Initial Public Offering to consummate an initial Business Combination. However, if the Company anticipated that it may not be able to consummate the initial Business Combination within 12 months, it may extend the period of time to consummate a Business Combination by two additional 3-month periods (for a total of up to 18 months) without submitting proposed extensions to its shareholders for approval or offering its public shareholders redemption rights in connection therewith. The Company’s sponsor or its affiliates or designees, upon five days advance notice prior to the applicable deadline, would have been required to deposit into the trust account $787,500 ($0.10 per share) on or prior to the date of the applicable deadline for each additional three month period. In connection with the extraordinary general meeting of shareholders held on April 27, 2023 (the “2023 EGM”), our amended and restated memorandum and articles of association was amended to remove this requirement. Instead, the sponsor has agreed to contribute to us as a loan of $75,000 for each calendar month (commencing on May 2, 2023 and ending on the 1st day of each subsequent month), or portion thereof, that is needed by us to complete an initial business combination from May 2, 2023 until May 2, 2024 (or such earlier date as determined by the board of directors in its sole discretion).

On April 27, 2023, the Company held the 2023 EGM and approved, among other things, an amendment to the Company’s amended and restated memorandum and articles of association to (i) extend the date by which the Company would be required to consummate a business combination from November 2, 2023 (assuming the Sponsor was to have effected and paid extensions as described in the definitive proxy statement as filed with the SEC on April 11, 2023) to May 2, 2024 (or such earlier date as determined by the Company’s board of directors in its sole discretion) and (ii) to permit its board of directors, in its sole discretion, to elect to wind up the Company’s operations on, or on an earlier date than May 2, 2024 (including prior to May 2, 2023). In connection with the 2023 EGM, shareholders holding 5,297,862 shares of the Company’s ordinary shares exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account. As a result, $55,265,334 (approximately $10.43 per share) was removed from the trust account to pay such holders.

Going concern and management’s plan

As of December 31, 2023, the Company has a cash balance of $57,290 and a working capital deficit of $3,168,483. The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern one year from the issuance date of the financial statements. Prior to consummation of a Business Combination, the Company has the ability to secure additional funding from the Sponsor or other related parties. There is no assurance that the Company’s plans to consummate a Business Combination will be successful by May 2, 2024. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.